Employee Defined Combination Plan - Additional Information (Detail) $ in Millions, ¥ in Billions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Defined Contribution Plan [Abstract]
Amounts incurred for employee defined contribution plan	¥ 3.2	$ 464	¥ 2.9	¥ 2.6